Commitments and Contingencies - Future Minimum Lease Payments Under Finance Lease Together With Present Value of Net Minimum Lease Payments (Parenthetical) (Detail) - Dec. 31, 2018	USD ($)	CNY (¥)
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Disclosure of finance lease and operating lease by lessee [line items]
Amount representing finance charges	$ 1,000	¥ 1,000